Long term debt - Credit facility narrative (Details) - Credit facility	2 Months Ended	12 Months Ended
	Feb. 15, 2023 CAD ($)	Dec. 31, 2022 CAD ($) covenant	Dec. 31, 2021 CAD ($)
Financial Guarantee | Mikisew North American Limited Partnership ("MNALP")
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility		$ 80,000,000
Financial Guarantee | Mikisew North American Limited Partnership ("MNALP") | Subsequent event
Line of Credit Facility [Line Items]
Line of credit facility, increase (decrease), net	$ 30,000,000
Financial Guarantee | Nuna Logistics Partnership
Line of Credit Facility [Line Items]
Credit facilities		300,000
Revolver | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility		300,000,000
Additional borrowing limit		50,000,000
Finance lease borrowing limit		175,000,000
Other outstanding debt limit		20,000,000
Amount outstanding during period		32,000,000	$ 33,900,000
Unused borrowing availability under the revolving facility		88,000,000	181,100,000
Unused borrowing availability under finance lease obligations		$ 46,600,000	$ 28,600,000
Number of financial covenants | covenant		2
Senior leverage ratio, step-up		0.50
Fixed charge ratio		1.15
Revolver | Credit Facility | Financial Guarantee
Line of Credit Facility [Line Items]
Credit facilities		$ 53,400,000
Revolver | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Standby fees percentage		0.40%
Revolver | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Standby fees percentage		0.75%
Revolver | Credit Facility | Debt covenant period, tranche two
Line of Credit Facility [Line Items]
Senior leverage ratio		3.0